Derivatives and Hedge Accounting Activities (Gains and Losses on Derivatives in Cash Flow Hedging Relationships) (Detail) - Cash Flow Hedges - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	$ (144)	$ (36)	$ (278)	$ 68
Amount of Gain (Loss) Reclassified From AOCI to Income		7	(40)	77	(95)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	(190)	48	(405)	141
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[3]	(21)	4	(45)	13
Amount of Gain (Loss) Reclassified From AOCI to Income				(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4]	(190)	48	(408)	141
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5]	(49)	6	(117)	(3)
Amount of Gain (Loss) Reclassified From AOCI to Income		(12)	(6)	(13)	(21)
Commodity
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	(5)	(58)	96	(1)
Amount of Gain (Loss) Reclassified From AOCI to Income		33	(26)	128	(49)
Commodity | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5]	1	(5)	3	(11)
Amount of Gain (Loss) Reclassified From AOCI to Income		2	(3)	4	(8)
Commodity | Net income from discontinued operations | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		2	(3)	4	(8)
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		35	(26)	127	(55)
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		(2)		1	(2)
Commodity | Electric Fuel and Other Energy-Related Purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income					8
Interest rate
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[6]	(124)	23	(350)	70
Amount of Gain (Loss) Reclassified From AOCI to Income	[6]	(14)	(12)	(37)	(36)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[6]	(190)	48	(405)	141
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[3],[7]	(21)	4	(45)	13
Amount of Gain (Loss) Reclassified From AOCI to Income				(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4],[7]	(190)	48	(408)	141
Interest rate | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5],[8]	(36)	12	(96)	9
Amount of Gain (Loss) Reclassified From AOCI to Income		(2)	(1)	(3)	(3)
Foreign currency
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[9]	(15)	(1)	(24)	(1)
Amount of Gain (Loss) Reclassified From AOCI to Income	[9]	(12)	(2)	(14)	(10)
Foreign currency | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5],[10]	(14)	(1)	(24)	(1)
Amount of Gain (Loss) Reclassified From AOCI to Income		$ (12)	$ (2)	$ (14)	$ (10)

[1]	Amounts deferred into AOCI have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[2]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[3]	Amounts deferred into AOCI have no associated effect in Virginia Power’s Consolidated Statements of Income.
[4]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.
[5]	Amounts deferred into AOCI have no associated effect in Dominion Energy Gas’ Consolidated Statements of Income.
[6]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in interest and related charges.
[7]	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in interest and related charges.
[8]	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in interest and related charges.
[9]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in other income.
[10]	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in other income.